GENERAL	12 Months Ended
Dec. 31, 2017
Disclosure of general [Abstract]
GENERAL
NOTE 1: –      GENERAL

a.
Evogene Ltd. together with its subsidiaries ("the Company" or "Evogene") is a leading biotechnology company focused on the improvement of crop productivity and performance, addressing the world’s increasing demand for food, feed and fuel. We have developed a proprietary innovative technology platform, leveraging scientific understanding and computational technologies to harness agriculture ‘Big Data’ in order to develop improved seed traits, innovative ag-chemical products and novel ag-biological products.

Furthermore, we operate a seed business under our wholly-owned subsidiary, Evofuel Ltd., or Evofuel, currently focusing on the development of improved castor bean seeds to serve as a feedstock source for biofuel and other industrial uses.

Evogene Ltd. was founded on October 10, 1999 as Agro Leads Ltd., a division of Compugen Ltd. In 2002, our company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company’s shares have been trading on the Tel Aviv Stock Exchange (“TASE”) since 2007, on the New York Stock Exchange (“NYSE”) from November 2013 until December 2016, and on the Nasdaq Stock Market ("NASDAQ") since December 2016.

b.
The Company principally derives its revenues from collaboration arrangements, see note 5. As to major customers, see Note 21(c). In a case of termination of collaboration agreement with a major customer, the Company may not be able to make up the lost revenue and this may have a material adverse effect on its results of operations.

c.         The Company has three fully owned active subsidiaries –Evofuel, Evogene Inc., and Biomica Ltd.

Evogene Inc. was incorporated in Delaware, United States. Since 2015, Evogene Inc. is engaged in research and development in the field of insect control and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States.

Biomica Ltd. was incorporated on March 2, 2017, whose mission is to discover and develop human microbiome-based therapeutics.

d.         Definitions

In these Financial Statements –

Subsidiary	- Company that is controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Related parties	- As defined in IAS 24.